SHARE-BASED COMPENSATION (Share Option Activity) (Details) (Stock Options [Member], USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Stock Options [Member]
Number of shares
Outstanding, January 1, 2013	19,492,430
Granted	3,903,500
Exercised	(1,507,470)
Expired	(670,985)
Forfeited	(482,240)
Outstanding, December 31, 2013	20,735,235	19,492,430
Vested and expected to vest at December 31, 2013	18,760,685
Exercisable at December 31, 2013	15,301,260
Weighted Average Per Share Exercise Price
Outstanding, January 1, 2013	$ 0.47
Granted	$ 1.53
Exercised	$ 0.60
Expired	$ 0.83
Forfeited	$ 0.91
Outstanding, December 31, 2013	$ 0.64	$ 0.47
Vested and expected to vest at December 31, 2013	$ 0.57
Exercisable at December 31, 2013	$ 0.40
Weighted-Average Grant-Date Fair Value Per Share
Outstanding, January 1, 2013	$ 0.25
Granted	$ 1.03	$ 0.40	$ 1.15
Exercised	$ 0.33
Expired	$ 0.38
Forfeited	$ 0.69
Outstanding, December 31, 2013	$ 0.37	$ 0.25
Vested and expected to vest	$ 0.32
Exercisable at December 31, 2013	$ 0.19
Weighted Average Remaining Contractual Term (years)
Outstanding, December 31, 2013	3 years 4 months 17 days
Vested and expected to vest at December 31, 2013	3 years 1 month 2 days
Exercisable at December 31, 2013	2 years 4 months 6 days
Aggregate Intrinsic Value
Outstanding, December 31, 2013	$ 26,305
Vested and expected to vest at December 31, 2013	25,166
Exercisable at December 31, 2013	$ 23,108